Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates to Fair Value of MSRs Portfolio and Related Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Down Scenario [Member] | MSR portfolio [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (370)	$ (305)
Net fair value 50 basis points	(217)	(183)
Net fair value 25 basis points	(118)	(98)
Down Scenario [Member] | Derivative instrument hedges [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	473	378
Net fair value 50 basis points	249	204
Net fair value 25 basis points	124	104
Down Scenario [Member] | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	103	73
Net fair value 50 basis points	32	21
Net fair value 25 basis points	6	6
Up Scenario [Member] | MSR portfolio [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	480	460
Net fair value 50 basis points	249	223
Net fair value 25 basis points	126	107
Up Scenario [Member] | Derivative instrument hedges [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(486)	(445)
Net fair value 50 basis points	(243)	(217)
Net fair value 25 basis points	(121)	(107)
Up Scenario [Member] | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(6)	15
Net fair value 50 basis points	6	6
Net fair value 25 basis points	$ 5